Schedule of bank borrowings (Details) - SGD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total:	$ 404	$ 460
Within 12 months	10	62
Between 2 – 3 years	20	20
Over 3 – 5 years	22	22
Over 5 years	352	356
Long term debt	404	460
Term Loan [Member]
Short-Term Debt [Line Items]
Total:		53
Term of repayments	5 years
Interest rate	2.50%
Property Loan [Member]
Short-Term Debt [Line Items]
Total:	$ 404	$ 407
Term of repayments	27 years
Interest rate	4.77%	4.82%